[LOGO] LIBERTY FUNDS GROUP


January 4, 2002

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust II (Trust)
          Liberty Newport Greater China Fund
          Liberty Newport Japan Opportunities Fund (Funds)
          File Nos. 811-3009 & 2-66976

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information dated January 1, 2002 for the Funds do not differ from those contained in Post-Effective Amendment No. 58 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on December 27, 2001 (Accession Number 0000021847-01-500261).

Very truly yours,

LIBERTY FUNDS TRUST II



Tracy S. DiRienzo
Assistant Secretary


One Financial Center, Boston, MA 02111-2621